UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® VIP Investment Grade Central Fund

March 31, 2016

VIGC-QTLY-0516
1.847666.109

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 51.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 1.3%
Daimler Finance North America LLC 1.45% 8/1/16 (a)	$2,724,000	$2,728,751
General Motors Co.:
3.5% 10/2/18	3,528,000	3,611,921
5.2% 4/1/45	1,863,000	1,750,862
6.25% 10/2/43	599,000	639,914
6.6% 4/1/36	2,299,000	2,530,312
6.75% 4/1/46	3,855,000	4,383,328
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,120,000	1,126,886
3.2% 7/13/20	10,000,000	9,981,540
3.25% 5/15/18	1,860,000	1,891,194
3.5% 7/10/19	4,187,000	4,294,288
4.2% 3/1/21	5,411,000	5,591,295
4.25% 5/15/23	2,080,000	2,092,403
4.375% 9/25/21	15,702,000	16,236,213
4.75% 8/15/17	1,940,000	2,002,798
		58,861,705
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	425,473
4.25% 6/15/23	2,932,000	3,162,241
		3,587,714
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	910,000	942,915
3.7% 1/30/26	2,400,000	2,543,906
4.7% 12/9/35	1,239,000	1,331,742
4.875% 12/9/45	1,944,000	2,124,374
		6,942,937
Media - 1.6%
21st Century Fox America, Inc.:
6.15% 2/15/41	3,454,000	4,126,653
7.75% 12/1/45	3,169,000	4,185,000
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	2,075,364
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	5,742,000	6,015,744
4.908% 7/23/25 (a)	3,860,000	4,073,099
Discovery Communications LLC:
3.25% 4/1/23	604,000	575,888
6.35% 6/1/40	2,421,000	2,458,308
Thomson Reuters Corp.:
1.3% 2/23/17	1,374,000	1,371,549
3.85% 9/29/24	3,379,000	3,472,527
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,708,295
5.5% 9/1/41	1,700,000	1,686,322
5.85% 5/1/17	1,239,000	1,291,643
5.875% 11/15/40	1,500,000	1,552,742
6.55% 5/1/37	10,935,000	12,004,607
6.75% 7/1/18	4,425,000	4,869,115
7.3% 7/1/38	3,781,000	4,436,058
8.25% 4/1/19	7,716,000	8,984,395
Time Warner, Inc. 6.5% 11/15/36	2,337,000	2,711,661
Viacom, Inc.:
2.5% 9/1/18	546,000	549,956
3.5% 4/1/17	1,312,000	1,328,231
		75,477,157

TOTAL CONSUMER DISCRETIONARY		144,869,513

CONSUMER STAPLES - 2.5%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	9,870,000	10,146,735
3.3% 2/1/23	10,630,000	11,054,350
4.7% 2/1/36	10,065,000	10,879,832
4.9% 2/1/46	11,511,000	12,861,597
		44,942,514
Food & Staples Retailing - 0.3%
CVS Health Corp.:
3.5% 7/20/22	2,525,000	2,708,050
3.875% 7/20/25	4,800,000	5,182,056
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,511,771
3.3% 11/18/21	2,918,000	3,006,214
		13,408,091
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	1,554,000	1,560,763
Tobacco - 1.2%
Altria Group, Inc.:
4% 1/31/24	2,227,000	2,452,230
4.25% 8/9/42	2,952,000	3,070,281
4.75% 5/5/21	4,000,000	4,538,704
5.375% 1/31/44	4,099,000	5,009,626
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	5,018,105
4.25% 7/21/25 (a)	4,804,000	5,111,744
Reynolds American, Inc.:
2.3% 6/12/18	2,110,000	2,152,415
3.25% 6/12/20	939,000	982,700
4% 6/12/22	3,228,000	3,509,788
4.45% 6/12/25	2,341,000	2,576,755
5.7% 8/15/35	1,215,000	1,421,213
5.85% 8/15/45	9,320,000	11,328,376
6.15% 9/15/43	4,000,000	4,922,088
7.25% 6/15/37	2,962,000	3,849,522
		55,943,547

TOTAL CONSUMER STAPLES		115,854,915

ENERGY - 8.3%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	2,794,903
5.35% 3/15/20 (a)	3,724,000	3,204,629
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,548,485
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,468,488
4.85% 11/15/35	2,154,000	2,154,358
5% 11/15/45	2,951,000	2,893,916
Noble Holding International Ltd.:
4% 3/16/18	342,000	317,677
5.95% 4/1/25	2,180,000	1,417,000
6.95% 4/1/45	2,104,000	1,180,344
Transocean, Inc. 5.55% 12/15/16 (b)	2,488,000	2,480,536
		20,460,336
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.:
4.85% 3/15/21	904,000	920,751
5.55% 3/15/26	2,425,000	2,451,835
6.375% 9/15/17	7,841,000	8,211,244
6.6% 3/15/46	4,530,000	4,625,846
BP Capital Markets PLC:
1.674% 2/13/18	11,342,000	11,356,926
2.315% 2/13/20	16,534,000	16,676,225
4.5% 10/1/20	1,811,000	1,981,113
4.742% 3/11/21	3,000,000	3,357,816
Canadian Natural Resources Ltd.:
1.75% 1/15/18	1,762,000	1,718,318
3.8% 4/15/24	6,783,000	6,092,999
Cenovus Energy, Inc. 5.7% 10/15/19	3,719,000	3,732,876
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	894,000	885,135
3.3% 6/1/20 (a)	4,379,000	4,353,602
4.5% 6/1/25 (a)	1,336,000	1,326,851
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,231,991
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	1,895,489
2.7% 4/1/19	4,300,000	3,841,341
3.875% 3/15/23	1,771,000	1,454,413
5.6% 4/1/44	1,227,000	903,017
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	1,586,521
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,427,043
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,548,213
Enable Midstream Partners LP:
2.4% 5/15/19	1,253,000	1,092,335
3.9% 5/15/24	1,322,000	1,045,529
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,177,568
4.375% 10/15/20	3,093,000	3,020,200
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	5,615,373
Enterprise Products Operating LP:
1.65% 5/7/18	1,969,000	1,962,093
2.55% 10/15/19	863,000	862,687
3.7% 2/15/26	4,800,000	4,765,661
3.75% 2/15/25	2,900,000	2,895,937
Kinder Morgan Energy Partners LP:
3.95% 9/1/22	2,326,000	2,234,097
4.25% 9/1/24	813,000	770,218
6.55% 9/15/40	460,000	432,601
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,276,079
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,496,000	1,560,578
MPLX LP 4% 2/15/25	683,000	589,123
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,034,000
Petro-Canada 6.05% 5/15/18	1,480,000	1,565,485
Petrobras Global Finance BV:
2.2382% 5/20/16 (b)	3,810,000	3,796,665
3% 1/15/19	446,000	383,303
3.25% 3/17/17	14,978,000	14,697,163
4.375% 5/20/23	7,020,000	5,122,494
4.875% 3/17/20	21,747,000	18,097,853
5.625% 5/20/43	6,681,000	4,342,650
7.25% 3/17/44	24,245,000	18,123,138
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	17,294,000	14,295,739
5.75% 1/20/20	6,461,000	5,612,994
5.875% 3/1/18	1,901,000	1,824,580
6.125% 10/6/16	2,000,000	2,020,400
7.875% 3/15/19	4,277,000	4,101,643
Petroleos Mexicanos:
3.125% 1/23/19	642,000	636,222
3.5% 7/18/18	5,440,000	5,513,440
3.5% 7/23/20	32,555,000	31,700,431
3.5% 1/30/23	3,410,000	3,090,313
4.5% 1/23/26	6,809,000	6,315,348
4.875% 1/24/22	3,398,000	3,372,515
4.875% 1/18/24	4,539,000	4,449,355
5.5% 1/21/21	3,601,000	3,736,038
5.5% 6/27/44	7,799,000	6,480,189
5.625% 1/23/46	8,402,000	7,061,041
6% 3/5/20	1,625,000	1,718,438
6.375% 1/23/45	4,048,000	3,752,496
6.5% 6/2/41	7,675,000	7,226,013
8% 5/3/19	2,537,000	2,826,091
Phillips 66 Co. 4.3% 4/1/22	3,770,000	4,015,894
Phillips 66 Partners LP 2.646% 2/15/20	375,000	361,272
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,633,828
6.125% 1/15/17	1,250,000	1,291,138
Shell International Finance BV 4.375% 5/11/45	10,660,000	10,706,478
Southwestern Energy Co.:
3.3% 1/23/18	1,762,000	1,409,600
4.05% 1/23/20	3,196,000	2,325,090
4.95% 1/23/25	2,509,000	1,718,665
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,428,505
Spectra Energy Partners LP:
2.95% 6/15/16	668,000	668,822
2.95% 9/25/18	733,000	735,981
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	4,987,599
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	902,980
4.55% 6/24/24	13,337,000	10,136,120
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	615,105
Western Gas Partners LP 5.375% 6/1/21	4,325,000	4,186,825
Williams Partners LP 4.3% 3/4/24	5,449,000	4,533,121
		360,432,704

TOTAL ENERGY		380,893,040

FINANCIALS - 26.8%
Banks - 12.6%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	4,235,000	4,223,142
4% 4/14/19 (a)	5,277,000	5,081,751
5.5% 7/12/20 (a)	28,200,000	27,953,250
5.75% 9/26/23 (a)	3,877,000	3,736,265
6.5% 6/10/19 (a)	1,340,000	1,381,540
Bank of America Corp.:
2.25% 4/21/20	3,337,000	3,318,480
2.6% 1/15/19	7,155,000	7,277,293
3.875% 8/1/25	2,860,000	2,975,601
3.95% 4/21/25	6,646,000	6,619,230
4% 1/22/25	1,403,000	1,405,715
4.2% 8/26/24	6,867,000	6,991,190
4.25% 10/22/26	4,261,000	4,332,998
4.45% 3/3/26	5,024,000	5,187,632
5.75% 12/1/17	12,290,000	13,060,903
5.875% 1/5/21	1,785,000	2,041,926
6.5% 8/1/16	3,000,000	3,051,630
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (a)	13,516,000	13,444,595
2.3% 3/5/20 (a)	11,510,000	11,542,263
Barclays PLC:
2% 3/16/18	17,646,000	17,332,060
2.75% 11/8/19	3,581,000	3,556,685
3.25% 1/12/21	4,610,000	4,590,246
4.375% 1/12/26	6,221,000	6,104,792
Capital One NA 2.95% 7/23/21	5,645,000	5,685,113
Citigroup, Inc.:
1.3% 11/15/16	6,383,000	6,391,336
1.7% 4/27/18	3,772,000	3,758,881
1.8% 2/5/18	68,000,000	67,971,168
1.85% 11/24/17	8,579,000	8,599,075
2.15% 7/30/18	9,998,000	10,050,260
2.5% 7/29/19	12,575,000	12,746,712
3.875% 3/26/25	9,500,000	9,417,322
4.05% 7/30/22	1,800,000	1,873,764
4.3% 11/20/26	9,000,000	8,960,913
5.5% 9/13/25	1,663,000	1,820,604
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,259,000	4,419,824
Credit Suisse AG 6% 2/15/18	6,486,000	6,914,290
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,607,290
3.75% 3/26/25	4,660,000	4,453,613
3.8% 9/15/22	7,240,000	7,207,746
Discover Bank:
4.2% 8/8/23	2,849,000	2,979,051
7% 4/15/20	2,309,000	2,626,481
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,041,820
4.5% 6/1/18	1,179,000	1,243,561
8.25% 3/1/38	4,319,000	6,294,036
HBOS PLC 6.75% 5/21/18 (a)	2,600,000	2,811,838
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,223,687
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,713,833
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,166,271
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	3,027,000	2,835,675
5.71% 1/15/26 (a)	6,992,000	6,802,880
JPMorgan Chase & Co.:
2.75% 6/23/20	5,755,000	5,895,675
3.875% 9/10/24	48,329,000	49,508,566
4.125% 12/15/26	22,108,000	22,920,358
Mizuho Bank Ltd. 1.8% 3/26/18 (a)	20,622,000	20,648,314
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,493,000	4,471,793
PNC Bank NA 2.3% 6/1/20	1,450,000	1,465,135
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,704,036
Regions Bank 6.45% 6/26/37	7,720,000	9,246,313
Regions Financial Corp. 2% 5/15/18	4,497,000	4,469,011
Royal Bank of Canada 4.65% 1/27/26	5,314,000	5,394,677
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	42,740,000	41,105,067
6% 12/19/23	8,517,000	8,629,016
6.1% 6/10/23	11,522,000	11,804,738
6.125% 12/15/22	8,239,000	8,741,950
The Toronto-Dominion Bank 1.625% 3/13/18	20,050,000	20,134,411
		577,965,291
Capital Markets - 5.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,125,000	5,035,846
4.25% 2/15/24	3,833,000	3,948,826
Deutsche Bank AG 4.5% 4/1/25	10,381,000	9,026,311
Deutsche Bank AG London Branch 1.875% 2/13/18	24,542,000	24,388,539
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,460,172
2.55% 10/23/19	59,670,000	60,625,496
2.625% 1/31/19	16,652,000	16,984,291
2.9% 7/19/18	6,251,000	6,397,842
5.25% 7/27/21	1,125,000	1,266,913
5.625% 1/15/17	3,000,000	3,095,106
5.95% 1/18/18	755,000	809,741
6.15% 4/1/18	5,954,000	6,441,752
Lazard Group LLC:
4.25% 11/14/20	3,307,000	3,454,879
6.85% 6/15/17	689,000	726,116
Morgan Stanley:
1.875% 1/5/18	4,357,000	4,371,321
2.125% 4/25/18	4,257,000	4,290,694
2.65% 1/27/20	15,070,000	15,298,265
4.875% 11/1/22	7,751,000	8,427,500
5% 11/24/25	1,047,000	1,133,577
5.45% 1/9/17	4,980,000	5,137,966
5.75% 1/25/21	3,512,000	4,021,581
6.625% 4/1/18	10,165,000	11,106,909
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,007,635
UBS AG Stamford Branch:
1.375% 6/1/17	3,574,000	3,569,668
1.8% 3/26/18	6,894,000	6,917,771
2.35% 3/26/20	1,450,000	1,466,523
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,270,833
		231,682,073
Consumer Finance - 1.6%
Discover Financial Services:
3.85% 11/21/22	5,040,000	4,992,795
3.95% 11/6/24	2,847,000	2,814,786
Ford Motor Credit Co. LLC:
1.461% 3/27/17	24,000,000	23,968,248
1.7% 5/9/16	6,586,000	6,590,419
2.24% 6/15/18	5,000,000	4,998,240
2.875% 10/1/18	4,500,000	4,582,458
Hyundai Capital America:
1.45% 2/6/17 (a)	5,241,000	5,234,952
1.875% 8/9/16 (a)	1,083,000	1,084,982
2% 3/19/18 (a)	6,308,000	6,353,317
2.125% 10/2/17 (a)	4,770,000	4,782,979
2.875% 8/9/18 (a)	1,921,000	1,955,415
Synchrony Financial:
1.875% 8/15/17	994,000	991,007
3% 8/15/19	1,459,000	1,482,439
3.75% 8/15/21	2,203,000	2,262,490
4.25% 8/15/24	2,218,000	2,251,620
		74,346,147
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP 3.875% 8/15/22	3,297,000	3,218,324
GE Capital International Funding Co. 0.964% 4/15/16 (a)	10,807,000	10,807,594
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,628,000	1,665,383
3.75% 12/1/25	2,910,000	2,976,370
		18,667,671
Insurance - 2.5%
ACE INA Holdings, Inc. 2.875% 11/3/22	2,975,000	3,070,783
AFLAC, Inc. 2.4% 3/16/20	4,500,000	4,576,428
AIA Group Ltd. 2.25% 3/11/19 (a)	913,000	916,927
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,408,743
3.75% 7/10/25	8,311,000	8,304,750
4.875% 6/1/22	3,597,000	3,956,416
5.6% 10/18/16	3,756,000	3,844,803
Aon Corp.:
3.125% 5/27/16	3,681,000	3,693,416
5% 9/30/20	1,402,000	1,551,330
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,110,000	4,309,767
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,093,000	4,440,160
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,514,937
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	5,285,000	4,877,616
5.375% 12/1/41 (a)	512,000	561,746
MetLife, Inc.:
1.903% 12/15/17 (b)	886,000	891,608
4.368% 9/15/23	3,574,000	3,918,734
4.75% 2/8/21	1,477,000	1,641,982
6.75% 6/1/16	3,234,000	3,265,024
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,664,258
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	2,297,000	3,315,311
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,252,000	5,543,181
6% 2/10/20 (a)	4,627,000	5,170,219
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	607,959
4.5% 11/16/21	2,157,000	2,370,405
6.2% 11/15/40	1,297,000	1,522,760
7.375% 6/15/19	1,250,000	1,450,874
Symetra Financial Corp. 6.125% 4/1/16 (a)	6,355,000	6,355,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	5,731,203
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,222,000	1,240,579
4.125% 11/1/24 (a)	1,771,000	1,830,991
Unum Group:
3.875% 11/5/25	4,860,000	4,686,926
4% 3/15/24	5,930,000	5,878,581
5.625% 9/15/20	2,889,000	3,192,137
5.75% 8/15/42	5,234,000	5,470,258
		115,775,812
Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	877,697
4.6% 4/1/22	1,200,000	1,293,630
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,198,285
American Tower Corp. 2.8% 6/1/20	9,000,000	9,049,203
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,872,000	1,955,396
4.2% 12/15/23	4,000,000	4,328,688
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,959,313
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,594,157
4.25% 1/15/24	3,408,000	3,636,745
Corporate Office Properties LP 5% 7/1/25	2,283,000	2,303,232
DDR Corp.:
3.625% 2/1/25	2,136,000	2,067,340
4.25% 2/1/26	1,807,000	1,836,843
4.625% 7/15/22	2,855,000	3,029,746
4.75% 4/15/18	3,691,000	3,837,721
7.5% 4/1/17	1,944,000	2,047,887
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,135,150
3.75% 12/1/24	1,576,000	1,562,952
3.875% 10/15/22	3,512,000	3,581,959
4.375% 6/15/22	2,340,000	2,464,958
5.95% 2/15/17	86,000	89,126
6.5% 1/15/18	2,445,000	2,628,928
Equity One, Inc.:
3.75% 11/15/22	5,500,000	5,517,364
6% 9/15/17	2,405,000	2,529,610
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,701,177
4.625% 12/15/21	5,595,000	6,228,561
4.75% 7/15/20	2,827,000	3,091,497
5.75% 6/15/17	2,352,000	2,476,865
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,197,150
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,740,726
4% 6/1/25	3,216,000	3,219,145
4.7% 9/15/17	568,000	590,566
HRPT Properties Trust 6.25% 6/15/17	3,000,000	3,078,288
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,452,751
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,371,000	1,331,641
4.5% 4/1/27	16,195,000	15,426,612
4.95% 4/1/24	1,354,000	1,379,530
5.25% 1/15/26	5,686,000	5,796,053
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	931,121
5% 12/15/23	737,000	757,314
Simon Property Group LP 4.125% 12/1/21	2,399,000	2,628,687
Weingarten Realty Investors 3.375% 10/15/22	812,000	808,328
WP Carey, Inc. 4% 2/1/25	5,360,000	5,052,540
		124,414,482
Real Estate Management & Development - 2.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,238,912
4.1% 10/1/24	4,251,000	4,210,416
4.55% 10/1/29	4,251,000	4,233,834
4.95% 4/15/18	3,196,000	3,332,603
5.7% 5/1/17	5,000,000	5,172,705
6% 4/1/16	1,005,000	1,005,000
Digital Realty Trust LP:
3.4% 10/1/20	4,915,000	5,026,644
3.95% 7/1/22	3,213,000	3,272,379
4.75% 10/1/25	3,533,000	3,598,488
5.25% 3/15/21	1,953,000	2,148,593
Essex Portfolio LP 5.5% 3/15/17	670,000	694,210
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,176,206
4.125% 6/15/22	2,007,000	2,090,694
4.4% 2/15/24	4,876,000	5,136,851
4.75% 10/1/20	4,185,000	4,521,131
5.5% 12/15/16	2,290,000	2,352,240
6.625% 10/1/17	2,673,000	2,858,466
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	2,990,849
3.15% 5/15/23	4,988,000	4,316,141
4.5% 4/18/22	1,218,000	1,180,572
Mid-America Apartments LP:
4% 11/15/25	1,181,000	1,206,107
4.3% 10/15/23	831,000	875,940
Post Apartment Homes LP 3.375% 12/1/22	790,000	788,279
Regency Centers LP 5.875% 6/15/17	1,821,000	1,909,116
Tanger Properties LP:
3.75% 12/1/24	2,960,000	2,978,272
3.875% 12/1/23	1,792,000	1,832,652
6.125% 6/1/20	4,876,000	5,562,009
Ventas Realty LP:
1.55% 9/26/16	2,853,000	2,856,161
3.5% 2/1/25	1,277,000	1,260,130
4.125% 1/15/26	1,557,000	1,599,533
4.375% 2/1/45	763,000	700,133
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,699,761
4% 4/30/19	1,357,000	1,424,058
		90,249,085

TOTAL FINANCIALS		1,233,100,561

HEALTH CARE - 3.3%
Biotechnology - 0.9%
AbbVie, Inc.:
1.75% 11/6/17	4,266,000	4,286,076
1.8% 5/14/18	12,344,000	12,428,482
2.9% 11/6/22	4,038,000	4,110,518
3.2% 11/6/22	4,580,000	4,737,607
3.6% 5/14/25	5,737,000	6,024,820
Amgen, Inc.:
1.25% 5/22/17	4,146,000	4,154,437
2.2% 5/22/19	4,398,000	4,499,950
		40,241,890
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 2.675% 12/15/19	1,327,000	1,360,697
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	8,772,000	8,769,500
2% 4/1/18	9,035,000	9,057,551
		19,187,748
Health Care Providers & Services - 0.9%
Express Scripts Holding Co. 4.75% 11/15/21	4,787,000	5,203,330
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	6,968,993
4.25% 10/15/19	11,265,000	11,609,991
4.75% 5/1/23	215,000	218,763
5.875% 3/15/22	260,000	281,450
6.5% 2/15/20	7,140,000	7,836,150
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,885,618
UnitedHealth Group, Inc.:
3.35% 7/15/22	1,747,000	1,857,580
3.75% 7/15/25	4,817,000	5,192,557
		42,054,432
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,129,000	1,127,908
2.4% 2/1/19	712,000	720,900
4.15% 2/1/24	1,093,000	1,152,624
		3,001,432
Pharmaceuticals - 1.0%
Actavis Funding SCS:
1.85% 3/1/17	16,317,000	16,395,452
2.35% 3/12/18	11,511,000	11,646,070
3% 3/12/20	3,962,000	4,076,680
3.45% 3/15/22	6,868,000	7,132,645
Mylan, Inc. 1.35% 11/29/16	1,345,000	1,335,769
Perrigo Co. PLC:
1.3% 11/8/16	1,103,000	1,097,871
2.3% 11/8/18	1,180,000	1,179,047
Perrigo Finance PLC:
3.5% 12/15/21	1,065,000	1,086,102
4.9% 12/15/44	696,000	657,238
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,428,000	1,434,193
Zoetis, Inc.:
1.875% 2/1/18	676,000	675,434
3.25% 2/1/23	1,649,000	1,631,145
		48,347,646

TOTAL HEALTH CARE		152,833,148

INDUSTRIALS - 0.6%
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	216,282	222,835
6.795% 2/2/20	210,667	218,040
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,219,111	2,485,405
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	588,391	608,984
8.36% 1/20/19	1,951,557	2,084,458
		5,619,722
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	2,155,000	2,133,450
2.625% 9/4/18	4,630,000	4,601,433
3.75% 2/1/22	4,522,000	4,504,455
3.875% 4/1/21	4,057,000	4,122,926
4.25% 9/15/24	3,565,000	3,520,438
4.75% 3/1/20	3,519,000	3,675,596
		22,558,298

TOTAL INDUSTRIALS		28,178,020

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	1,394,000	1,421,201
Tyco Electronics Group SA 2.375% 12/17/18	832,000	841,493
		2,262,694
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc. 4.375% 5/13/45	10,649,000	11,153,571
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	4,703,000	4,892,352
4.9% 10/15/25 (a)	4,703,000	4,844,400
6.35% 10/15/45 (a)	4,703,000	4,623,115
		25,513,438

TOTAL INFORMATION TECHNOLOGY		27,776,132

MATERIALS - 0.9%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,915,289
4.25% 11/15/20	1,196,000	1,301,616
		5,216,905
Metals & Mining - 0.8%
Alcoa, Inc. 5.125% 10/1/24	2,956,000	2,837,760
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	1,937,809
6.75% 10/19/75 (a)(b)	4,773,000	4,773,000
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	3,750,000	3,836,396
4.5% 8/13/23 (a)	9,000,000	9,361,845
4.875% 11/4/44 (a)	1,712,000	1,591,629
Freeport-McMoRan, Inc. 2.3% 11/14/17	2,852,000	2,630,970
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	4,174,000	4,190,137
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,250,073
6.25% 1/23/17	3,115,000	3,176,366
		37,585,985

TOTAL MATERIALS		42,802,890

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
2.45% 6/30/20	3,187,000	3,221,624
5.875% 10/1/19	4,711,000	5,325,682
CenturyLink, Inc.:
5.15% 6/15/17	330,000	336,600
6% 4/1/17	825,000	847,688
6.15% 9/15/19	2,305,000	2,391,438
Embarq Corp. 7.995% 6/1/36	29,008,000	28,005,484
Verizon Communications, Inc.:
1.35% 6/9/17	6,483,000	6,501,976
2.625% 2/21/20	6,253,000	6,434,493
4.5% 9/15/20	11,000,000	12,166,451
5.012% 8/21/54	9,569,000	9,602,855
6.25% 4/1/37	1,380,000	1,614,421
6.55% 9/15/43	10,596,000	13,937,523
		90,386,235
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 2.375% 9/8/16	5,411,000	5,433,634

TOTAL TELECOMMUNICATION SERVICES		95,819,869

UTILITIES - 3.1%
Electric Utilities - 2.1%
AmerenUE 6.4% 6/15/17	3,819,000	4,040,235
American Electric Power Co., Inc. 1.65% 12/15/17	1,748,000	1,737,631
Dayton Power & Light Co. 1.875% 9/15/16	1,393,000	1,398,745
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	3,023,446
6.4% 9/15/20 (a)	7,513,000	8,606,960
Edison International 3.75% 9/15/17	2,401,000	2,482,355
Entergy Corp. 4% 7/15/22	4,900,000	5,198,876
Eversource Energy:
1.45% 5/1/18	1,125,000	1,115,170
2.8% 5/1/23	5,110,000	5,076,995
Exelon Corp.:
1.55% 6/9/17	934,000	932,579
3.95% 6/15/25 (a)	4,402,000	4,564,200
FirstEnergy Corp.:
2.75% 3/15/18	10,761,000	10,864,715
4.25% 3/15/23	11,729,000	12,213,595
7.375% 11/15/31	5,897,000	7,264,573
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	7,799,831
IPALCO Enterprises, Inc. 3.45% 7/15/20	7,767,000	7,796,126
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	554,469
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,488,745
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,429,599
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,063,537
Progress Energy, Inc. 4.4% 1/15/21	4,274,000	4,616,587
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,680,463
		98,949,432
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,162,798
Multi-Utilities - 1.0%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	5,903,000	5,900,615
Dominion Resources, Inc.:
1.25% 3/15/17	8,300,000	8,298,050
2.9286% 9/30/66 (b)	15,230,000	10,665,828
NiSource Finance Corp.:
5.45% 9/15/20	4,156,000	4,642,668
6.4% 3/15/18	1,300,000	1,409,894
PG&E Corp. 2.4% 3/1/19	600,000	608,117
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,477,601
6.5% 12/15/20	1,534,000	1,779,412
Sempra Energy 2.3% 4/1/17	4,185,000	4,211,914
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	1,426,000	1,155,060
		44,149,159

TOTAL UTILITIES		144,261,389

TOTAL NONCONVERTIBLE BONDS
(Cost $2,363,118,979)		2,366,389,477

U.S. Government and Government Agency Obligations - 12.9%
U.S. Treasury Inflation-Protected Obligations - 5.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$48,140,000	$46,992,323
1.375% 2/15/44	45,313,000	50,858,349
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	56,320,000	56,464,513
0.25% 1/15/25	49,193,000	49,675,486
0.625% 1/15/26	60,000,000	62,606,595

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		266,597,266

U.S. Treasury Obligations - 7.1%
U.S. Treasury Bonds:
3% 5/15/45 (c)	94,713,000	102,167,955
3% 11/15/45	38,163,000	41,214,552
U.S. Treasury Notes:
1.25% 3/31/21	84,950,000	85,052,874
1.5% 2/28/23	99,767,000	99,521,473

TOTAL U.S. TREASURY OBLIGATIONS		327,956,854

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $580,383,297)		594,554,120

U.S. Government Agency - Mortgage Securities - 23.0%
Fannie Mae - 14.2%
1.813% 5/1/34 (b)	663,555	680,831
1.957% 9/1/33 (b)	349,082	359,001
2.065% 10/1/33 (b)	20,142	20,847
2.15% 7/1/35 (b)	21,994	22,791
2.175% 3/1/35 (b)	5,477	5,667
2.222% 10/1/33 (b)	456,911	476,834
2.23% 7/1/34 (b)	35,471	36,949
2.302% 6/1/36 (b)	77,141	80,776
2.458% 3/1/35 (b)	34,961	36,938
2.48% 11/1/36 (b)	702,038	738,533
2.5% 9/1/27 to 1/1/43	35,737,092	36,562,126
2.557% 10/1/33 (b)	46,597	49,246
2.557% 6/1/42 (b)	412,725	427,741
2.576% 7/1/35 (b)	50,654	53,218
2.627% 5/1/36 (b)	227,555	240,810
2.628% 7/1/37 (b)	101,421	107,376
2.633% 8/1/36 (b)	1,378,278	1,457,850
2.638% 9/1/36 (b)	695,734	737,482
2.662% 2/1/36 (b)	537,110	565,826
2.695% 12/1/35 (b)	260,210	274,479
2.808% 5/1/35 (b)	130,141	138,311
2.951% 11/1/40 (b)	260,760	274,537
2.98% 9/1/41 (b)	297,590	311,695
2.991% 10/1/41 (b)	135,623	142,129
3% 8/1/29 to 10/1/45	93,309,047	96,046,098
3% 4/1/46 (d)	1,000,000	1,025,876
3% 4/1/46 (d)	1,100,000	1,128,464
3% 4/1/46 (d)	9,800,000	10,053,588
3.243% 7/1/41 (b)	433,282	453,611
3.352% 10/1/41 (b)	220,739	230,413
3.5% 10/1/25 to 11/1/45	149,105,139	157,398,659
3.5% 4/1/46 (d)	43,600,000	45,718,790
3.5% 4/1/46 (d)	22,000,000	23,069,114
3.552% 7/1/41 (b)	540,631	570,114
4% 11/1/31 to 2/1/46	105,909,797	113,707,737
4% 4/1/46 (d)	8,900,000	9,511,410
4% 4/1/46 (d)	11,000,000	11,755,676
4.5% 4/1/24 to 4/1/45	42,643,469	46,533,254
4.5% 4/1/46 (d)	8,800,000	9,572,749
5% 9/1/20 to 11/1/44	30,312,638	33,578,754
5.5% 3/1/18 to 3/1/41	31,782,830	35,790,620
6% 10/1/34 to 1/1/42	8,031,332	9,289,913
6.5% 2/1/17 to 8/1/36	2,869,601	3,309,963
7% 11/1/23 to 8/1/32	677,260	786,732
7.5% 9/1/22 to 11/1/31	525,471	625,012
8% 1/1/30 to 5/1/30	9,424	11,507
8.5% 3/1/25 to 6/1/25	523	629

TOTAL FANNIE MAE		653,970,676

Freddie Mac - 5.2%
2.166% 4/1/35 (b)	470,668	489,023
2.201% 3/1/36 (b)	112,897	117,029
2.683% 1/1/35 (b)	76,673	80,955
3% 8/1/42 to 12/1/45	75,488,263	77,454,967
3.035% 11/1/35 (b)	198,365	209,230
3.053% 3/1/33 (b)	2,378	2,510
3.205% 9/1/41 (b)	298,551	313,041
3.216% 4/1/41 (b)	328,511	344,692
3.26% 10/1/35 (b)	76,047	80,821
3.295% 6/1/41 (b)	336,059	351,587
3.454% 5/1/41 (b)	256,988	269,249
3.5% 4/1/40 to 11/1/45	64,022,046	67,235,284
3.628% 6/1/41 (b)	492,272	516,373
3.698% 5/1/41 (b)	402,353	422,271
4% 6/1/24 to 2/1/46	39,423,611	42,244,534
4% 4/1/46 (d)	7,800,000	8,326,093
4.5% 7/1/25 to 1/1/45	22,582,477	24,659,535
5% 1/1/35 to 6/1/41	5,207,422	5,772,569
5.5% 1/1/38 to 6/1/41	9,406,095	10,577,026
6% 4/1/32 to 8/1/37	1,349,589	1,553,115
7.5% 5/1/17 to 11/1/31	59,639	71,174
8% 7/1/17 to 5/1/27	3,889	4,662
8.5% 3/1/20 to 1/1/28	43,459	51,197

TOTAL FREDDIE MAC		241,146,937

Ginnie Mae - 3.6%
3% 6/20/42 to 12/20/45	24,865,583	25,823,428
3% 4/1/46 (d)	1,800,000	1,865,250
3.5% 1/15/41 to 8/20/45	64,754,428	68,557,654
4% 2/15/40 to 11/20/45	31,310,322	33,708,755
4.5% 5/15/39 to 5/20/41	24,361,421	26,510,771
5% 3/15/39 to 4/15/41	3,515,519	3,923,664
5.5% 6/15/35	1,064,137	1,198,952
6.5% 4/15/35 to 11/15/35	108,216	126,643
7% 1/15/28 to 7/15/32	1,438,018	1,721,736
7.5% 4/15/22 to 10/15/28	366,327	433,564
8% 2/15/17 to 9/15/30	22,285	26,979
8.5% 3/15/30	3,443	3,788

TOTAL GINNIE MAE		163,901,184

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,043,857,491)		1,059,018,797

Asset-Backed Securities - 1.1%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1408% 4/25/35 (b)	$234,160	$210,885
Airspeed Ltd. Series 2007-1A Class C1, 2.9362% 6/15/32 (a)(b)	2,041,695	918,763
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (b)	15,865	14,528
Series 2004-R2 Class M3, 1.2608% 4/25/34 (b)	31,593	23,281
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (b)	16,878	15,059
Series 2004-W11 Class M2, 1.483% 11/25/34 (b)	198,000	190,559
Series 2004-W7 Class M1, 1.2608% 5/25/34 (b)	201,287	184,948
Series 2006-W4 Class A2C, 0.593% 5/25/36 (b)	401,567	141,518
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.258% 4/25/34 (b)	582,829	505,374
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	5,328,000	5,336,706
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	1,668,702	1,669,230
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.573% 12/25/36 (b)	635,000	338,736
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	8,400,000	8,482,858
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.683% 3/25/32 (b)	11,075	10,518
Series 2004-3 Class M4, 1.888% 4/25/34 (b)	22,001	19,215
Series 2004-4 Class M2, 1.228% 6/25/34 (b)	34,616	31,941
Series 2004-7 Class AF5, 5.868% 1/25/35	1,005,669	1,040,803
Fannie Mae Series 2004-T5 Class AB3, 1.2634% 5/28/35 (b)	13,702	11,912
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.608% 8/25/34 (b)	102,000	96,374
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.258% 3/25/34 (b)	2,545	2,156
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	5,416,000	5,396,339
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.168% 1/25/35 (b)	334,000	287,895
Class M4, 1.453% 1/25/35 (b)	122,221	66,154
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (a)(b)	354,556	317,213
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	76,029	2,334
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.723% 8/25/33 (b)	153,292	143,015
Series 2003-5 Class A2, 1.133% 12/25/33 (b)	11,595	10,726
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.623% 1/25/37 (b)	436,000	280,389
Invitation Homes Trust Series 2015-SFR3 Class E, 4.1793% 8/17/32 (a)(b)	1,446,000	1,383,798
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.9601% 12/27/29 (b)	20,382	20,257
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.733% 5/25/37 (b)	97,337	1,150
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.408% 7/25/34 (b)	13,453	12,525
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (b)	35,836	35,636
Series 2006-OPT1 Class A1A, 0.953% 6/25/35 (b)	260,189	249,444
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.113% 8/25/34 (b)	20,187	17,558
Series 2004-NC6 Class M3, 2.608% 7/25/34 (b)	52,542	46,132
Series 2004-NC8 Class M6, 2.308% 9/25/34 (b)	61,802	56,997
Series 2005-NC1 Class M1, 1.093% 1/25/35 (b)	84,207	75,615
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.943% 9/25/35 (b)	503,000	458,981
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.308% 9/25/34 (b)	188,000	171,893
Class M4, 2.608% 9/25/34 (b)	241,000	145,104
Series 2005-WCH1 Class M4, 1.678% 1/25/36 (b)	520,000	458,234
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.233% 4/25/33 (b)	1,796	1,548
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	2,365,000	2,379,499
Series 2015-1:
Class A3, 1.27% 2/15/19	12,161,000	12,164,898
Class C, 2.57% 4/15/21	8,000,000	8,022,853
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (b)	252,297	233,462
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5839% 6/15/33 (b)	175,205	161,703
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.158% 9/25/34 (b)	14,002	11,784
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.293% 9/25/34 (b)	10,148	8,799
TOTAL ASSET-BACKED SECURITIES
(Cost $52,868,244)		51,867,299

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.993% 1/25/35 (b)	321,944	309,461
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.643% 5/25/47 (b)	115,903	106,382
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.603% 2/25/37 (b)	197,035	174,516
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.723% 7/25/35 (b)	296,405	280,636
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.7785% 6/10/35 (a)(b)	57,138	47,312
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	7,722	7,523

TOTAL PRIVATE SPONSOR		925,830

U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	442,628	475,718
Series 1999-57 Class PH, 6.5% 12/25/29	372,831	432,565
Series 2002-9 Class PC, 6% 3/25/17	6,685	6,798
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	307,663	314,652
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	6,055,771	6,066,367
Series 2007-35 Class SC, 37.5522% 6/16/37 (b)(f)	45,156	88,726
Series 2015-H21 Class JA, 2.5% 6/20/65 (e)	7,088,789	7,219,876

TOTAL U.S. GOVERNMENT AGENCY		14,604,702

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,323,078)		15,530,532

Commercial Mortgage Securities - 6.3%
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	10,557,462	10,558,257
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	8,886,886	8,930,826
Series 2007-2 Class A4, 5.6388% 4/10/49 (b)	5,232,000	5,311,848
Series 2007-3 Class A4, 5.5658% 6/10/49 (b)	2,258,867	2,314,165
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	7,261,036	7,419,615
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 0.823% 1/25/36 (a)(b)	394,965	338,349
Class M1, 0.883% 1/25/36 (a)(b)	82,640	65,512
Class M2, 0.903% 1/25/36 (a)(b)	24,931	19,164
Class M3, 0.933% 1/25/36 (a)(b)	36,242	26,707
Series 2007-1 Class A2, 0.703% 3/25/37 (a)(b)	106,977	90,754
Series 2007-2A:
Class A1, 0.703% 7/25/37 (a)(b)	113,386	95,421
Class A2, 0.753% 7/25/37 (a)(b)	106,129	84,261
Class M2, 0.843% 7/25/37 (a)(b)	58,961	41,330
Class M3, 0.923% 7/25/37 (a)(b)	44,877	29,360
Series 2007-3:
Class A2, 0.723% 7/25/37 (a)(b)	158,117	125,992
Class M1, 0.743% 7/25/37 (a)(b)	64,775	49,278
Class M2, 0.773% 7/25/37 (a)(b)	68,096	49,832
Class M3, 0.803% 7/25/37 (a)(b)	148,816	77,488
Class M4, 0.933% 7/25/37 (a)(b)	235,182	107,347
Class M5, 1.033% 7/25/37 (a)(b)	81,786	16,159
C-BASS Trust floater Series 2006-SC1 Class A, 0.703% 5/25/36 (a)(b)	54,037	52,189
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.427% 12/15/27 (a)(b)	1,795,000	1,709,399
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	2,236,000	2,200,189
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	753,873	755,819
Series 2007-CD4 Class A4, 5.322% 12/11/49	12,426,017	12,668,365
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2862% 4/15/17 (a)(b)	44,103	43,874
sequential payer Series 2006-C7 Class A1A, 5.766% 6/10/46 (b)	1,533,571	1,532,448
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (b)	10,599	10,587
Series 2007-C3 Class A4, 5.6987% 6/15/39 (b)	2,184,910	2,234,218
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	2,027,839	2,091,823
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (a)(b)(g)	901	0
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (a)(b)	870,000	846,098
Class C, 2.677% 3/15/17 (a)(b)	848,000	819,263
Class D, 3.627% 3/15/17 (a)(b)	1,283,000	1,241,218
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (a)(b)	4,550,000	4,605,399
Class CFX, 3.3822% 12/15/19 (a)(b)	3,823,000	3,748,004
Class DFX, 3.3822% 12/15/19 (a)(b)	3,240,000	3,066,792
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	12,036,500	12,209,543
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,760,429	1,796,550
Series 2006-GG7 Class A4, 5.8773% 7/10/38 (b)	1,287,278	1,289,166
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	652,171	656,087
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	890,000	891,600
Class DFX, 4.4065% 11/5/30 (a)	8,320,000	8,334,933
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0862% 4/15/27 (a)(b)	1,359,000	1,327,311
Class D, 2.6862% 4/15/27 (a)(b)	2,897,000	2,820,088
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	5,423,170	5,448,953
Class A4, 5.552% 5/12/45	1,180,052	1,183,829
Series 2006-CB17 Class A4, 5.429% 12/12/43	2,268,362	2,292,144
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	2,015,630	2,020,539
Series 2007-CB18 Class A4, 5.44% 6/12/47	775,850	789,453
Series 2007-CB19 Class A4, 5.702% 2/12/49 (b)	4,822,766	4,960,616
Series 2007-LD11 Class A4, 5.782% 6/15/49 (b)	6,664,597	6,817,490
Series 2007-LDPX Class A3, 5.42% 1/15/49	4,880,666	4,980,663
Series 2006-LDP7 Class A4, 5.9296% 4/17/45 (b)	4,183,438	4,181,332
Series 2007-CB20 Class A1A, 5.746% 2/12/51	13,526,690	14,074,596
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	496,544	8
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (b)	3,637,366	3,755,543
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	11,805,282	12,009,431
Series 2007-C2 Class A3, 5.43% 2/15/40	945,080	964,971
Series 2007-C7 Class A3, 5.866% 9/15/45	4,374,542	4,600,418
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8214% 6/12/50 (b)	10,916,000	11,237,804
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (b)	392,659	396,922
Series 2007-5 Class A4, 5.378% 8/12/48	2,154,840	2,195,091
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	3,875,000	3,953,862
Series 2007-9 Class A4, 5.7% 9/12/49	5,279,461	5,473,763
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.636% 7/15/19 (a)(b)	113,478	112,778
Series 2007-XLFA:
Class D, 0.617% 10/15/20 (a)(b)	98,072	98,078
Class E, 0.677% 10/15/20 (a)(b)	294,000	294,015
Class F, 0.727% 10/15/20 (a)(b)	176,000	176,009
Class G, 0.767% 10/15/20 (a)(b)	218,000	218,011
Class H, 0.857% 10/15/20 (a)(b)	137,000	137,142
Class J, 1.0055% 10/15/20 (a)(b)	79,407	76,330
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	517,824	517,271
Series 2007-IQ14 Class A4, 5.692% 4/15/49	25,182,000	25,784,703
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	4,556,175	5,817,780
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	3,347,756	3,375,538
Series 2006-C29 Class A1A, 5.297% 11/15/48	3,016,552	3,063,184
Series 2007-C30 Class A5, 5.342% 12/15/43	20,930,000	21,364,542
Series 2007-C31 Class A4, 5.509% 4/15/47	8,121,000	8,239,021
Series 2007-C32 Class A3, 5.7218% 6/15/49 (b)	11,032,000	11,249,974
Series 2007-C33 Class A4, 5.9535% 2/15/51 (b)	7,281,837	7,503,126
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	2,539,498	2,540,975
Series 2006-C27 Class A1A, 5.749% 7/15/45 (b)	6,133,681	6,153,737
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $301,915,033)		290,762,270

Municipal Securities - 3.6%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$805,000	$1,184,920
6.65% 3/1/22	4,360,000	5,330,274
7.3% 10/1/39	6,270,000	9,192,698
7.5% 4/1/34	5,055,000	7,389,399
7.55% 4/1/39	6,085,000	9,316,378
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	886,706
Series 2010 C1, 7.781% 1/1/35	10,090,000	10,757,756
Series 2012 B, 5.432% 1/1/42	1,205,000	1,001,632
6.314% 1/1/44	5,300,000	4,810,545
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,520,000	2,573,701
4.95% 6/1/23	4,950,000	5,165,870
5.1% 6/1/33	55,215,000	51,634,307
Series 2010 5, 6.2% 7/1/21	2,260,000	2,377,565
Series 2010-1, 6.63% 2/1/35	12,290,000	13,262,016
Series 2010-3:
5.547% 4/1/19	120,000	128,058
6.725% 4/1/35	9,480,000	10,346,472
7.35% 7/1/35	5,540,000	6,052,782
Series 2011:
5.365% 3/1/17	140,000	144,221
5.665% 3/1/18	4,465,000	4,705,396
5.877% 3/1/19	14,325,000	15,550,504
Series 2013:
2.69% 12/1/17	1,225,000	1,229,520
3.14% 12/1/18	1,270,000	1,279,817
TOTAL MUNICIPAL SECURITIES
(Cost $165,164,847)		164,320,537

Bank Notes - 1.5%
Bank of America NA 5.3% 3/15/17	3,403,000	3,521,860
Capital One NA 1.65% 2/5/18	20,761,000	20,613,742
Discover Bank:
(Delaware) 3.2% 8/9/21	6,249,000	6,245,132
3.1% 6/4/20	6,380,000	6,429,196
8.7% 11/18/19	1,503,000	1,751,052
KeyBank NA:
2.25% 3/16/20	9,000,000	9,008,109
6.95% 2/1/28	800,000	994,825
Marshall & Ilsley Bank 5% 1/17/17	4,952,000	5,083,149
RBS Citizens NA 2.5% 3/14/19	2,751,000	2,778,485
Regions Bank 7.5% 5/15/18	13,237,000	14,588,484
TOTAL BANK NOTES
(Cost $70,002,418)		71,014,034
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.39% (h)
(Cost $46,531,717)	46,531,717	46,531,717
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $4,639,165,104)		4,659,988,783
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(51,851,069)
NET ASSETS - 100%		$4,608,137,714

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4% 4/1/46	$(3,100,000)	$(3,312,963)
Ginnie Mae
3% 4/1/46	(600,000)	(621,750)
TOTAL TBA SALE COMMITMENTS
(Proceeds $(3,924,626))		$(3,934,713)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 64,371	$(60,583)	$0	$(60,583)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	USD 111,823	(105,244)	0	(105,244)

TOTAL CREDIT DEFAULT SWAPS						$(165,827)	$0	$(165,827)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $331,155,903 or 7.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,235,112.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$81,262

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,366,389,477	$--	$2,366,389,477	$--
U.S. Government and Government Agency Obligations	594,554,120	--	594,554,120	--
U.S. Government Agency - Mortgage Securities	1,059,018,797	--	1,059,018,797	--
Asset-Backed Securities	51,867,299	--	50,329,411	1,537,888
Collateralized Mortgage Obligations	15,530,532	--	15,530,532	--
Commercial Mortgage Securities	290,762,270	--	290,762,270	--
Municipal Securities	164,320,537	--	164,320,537	--
Bank Notes	71,014,034	--	71,014,034	--
Money Market Funds	46,531,717	46,531,717	--	--
Total Investments in Securities:	$4,659,988,783	$46,531,717	$4,611,919,178	$1,537,888
Derivative Instruments:
Liabilities
Swaps	$(165,827)	$--	$(165,827)	$--
Total Liabilities	$(165,827)	$--	$(165,827)	$--
Total Derivative Instruments:	$(165,827)	$--	$(165,827)	$--
Other Financial Instruments:
TBA Sale Commitments	$(3,934,713)	$--	$(3,934,713)	$--
Total Other Financial Instruments:	$(3,934,713)	$--	$(3,934,713)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendor who utilized matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Broker which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $4,633,682,937. Net unrealized appreciation aggregated $26,305,846, of which $108,850,284 related to appreciated investment securities and $82,544,438 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016